CASH FLOW INFORMATION (Schedule of cash and cash equivalents and restricted cash) (Details) - USD ($)	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017
Supplemental Cash Flow Elements [Abstract]
Cash and cash equivalents	$ 4,117,647	$ 5,255,073
Restricted cash, tenant security deposits	859,674	1,332,671
Restricted cash, escrow	258,563	258,399
Restricted cash, other	27,840	33,480
Cash flow information	$ 5,263,724	$ 6,879,623	$ 6,676,929